Cover	Oct. 11, 2022
Cover [Abstract]
Document Type	8-K/A
Amendment Flag	false
Document Period End Date	Oct. 11, 2022
Entity File Number	001-35498
Entity Registrant Name	Splunk Inc.
Entity Central Index Key	0001353283
Entity Tax Identification Number	86-1106510
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	270 Brannan Street
Entity Address, City or Town	San Francisco
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94107
City Area Code	415
Local Phone Number	848-8400
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.001 per share
Trading Symbol	SPLK
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false